2. Basis of preparation of the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2019
Basis Of Preparation Of Consolidated Financial Statements Tables Abstract
Identifiable assets and liabilities
ARS 000
Assets

Property, plant and equipment	10,490,386
Intangible assets	6,094,377
Other non-financial assets	37,177
Trade and other receivables, net	751,875
17,373,815
Liabilities

Other loans and borrowings	(8,429,947)
Compensation and employee benefits liabilities	(9,028)
(8,438,975)
Total identifiable net assets measured at fair value	8,934,840